Property, plant and equipment - Property, Plant and Equipment and Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Amount beginning of the year	€ 823,937
Amount end of the year	554,626	€ 823,937
Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	686,438	629,546
Capital expenditure/Additions	64,036	125,985
Disposals	739	1,777
Divestment of affiliated companies	258,305
Depreciation	70,317	73,604
Impairment		4,226
Reclassification	121	(1,603)
Translation differences and other	(21,460)	12,116
Amount end of the year	399,774	686,438
Right-of use assets
Property, plant and equipment
Amount beginning of the year	137,499	177,017
Recognition of right-of-use asset	50,735	7,241
Disposals	28	22,003
Depreciation	19,681	21,530
Impairment	797	7,969
Reclassification	(121)	(663)
Translation differences and other	(12,754)	5,407
Amount end of the year	154,852	137,499
Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	1,072,830	901,020
Amount end of the year	820,252	1,072,830
Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	228,761	255,853
Amount end of the year	253,917	228,761
Accumulated depreciation and impairment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(386,392)	(271,474)
Amount end of the year	(420,478)	(386,392)
Accumulated depreciation and impairment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(91,262)	(78,836)
Amount end of the year	(99,065)	(91,262)
Buildings and leasehold improvements | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	241,056	214,971
Capital expenditure/Additions	7,044	30,615
Disposals	67	883
Divestment of affiliated companies	2,822
Depreciation	18,741	20,032
Impairment		1,199
Reclassification	4,797	11,402
Translation differences and other	(12,611)	6,182
Amount end of the year	218,656	241,056
Buildings and leasehold improvements | Right-of use assets
Property, plant and equipment
Amount beginning of the year	135,160	174,463
Recognition of right-of-use asset	38,642	5,518
Disposals	19	21,967
Depreciation	17,803	20,379
Impairment	797	7,897
Reclassification		25
Translation differences and other	(12,777)	5,396
Amount end of the year	142,406	135,160
Property, plant and equipment, partially not used, but with plans for operation	37,586
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	323,066	274,335
Amount end of the year	313,881	323,066
Buildings and leasehold improvements | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	222,624	249,853
Amount end of the year	236,547	222,624
Buildings and leasehold improvements | Accumulated depreciation and impairment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(82,011)	(59,365)
Amount end of the year	(95,225)	(82,011)
Buildings and leasehold improvements | Accumulated depreciation and impairment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(87,464)	(75,390)
Amount end of the year	(94,142)	(87,464)
Plant, machinery and equipment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	170,434	168,565
Capital expenditure/Additions	15,690	18,549
Disposals	720	190
Divestment of affiliated companies	14,764
Depreciation	39,924	41,017
Impairment		676
Reclassification	14,343	22,038
Translation differences and other	(5,092)	3,164
Amount end of the year	139,967	170,434
Plant, machinery and equipment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,206	1,565
Recognition of right-of-use asset	11,649	1,096
Depreciation	1,368	709
Impairment		66
Reclassification	(121)	(688)
Translation differences and other	27	8
Amount end of the year	11,393	1,206
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	408,025	339,277
Amount end of the year	391,263	408,025
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	4,304	4,251
Amount end of the year	15,314	4,304
Plant, machinery and equipment | Accumulated depreciation and impairment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(237,591)	(170,713)
Amount end of the year	(251,296)	(237,591)
Plant, machinery and equipment | Accumulated depreciation and impairment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(3,098)	(2,686)
Amount end of the year	(3,922)	(3,098)
Furniture and fixtures | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	22,694	20,365
Capital expenditure/Additions	4,173	5,579
Disposals	26	80
Divestment of affiliated companies	3,137
Depreciation	11,652	12,555
Impairment		43
Reclassification	4,075	9,109
Translation differences and other	(606)	319
Amount end of the year	15,521	22,694
Furniture and fixtures | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,133	989
Recognition of right-of-use asset	444	626
Disposals	9	36
Depreciation	511	443
Impairment		7
Translation differences and other	(3)	4
Amount end of the year	1,054	1,133
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	89,484	61,763
Amount end of the year	89,479	89,484
Furniture and fixtures | Gross/Acquisition and manufacturing costs | Right-of use assets
Property, plant and equipment
Amount beginning of the year	1,833	1,749
Amount end of the year	2,055	1,833
Furniture and fixtures | Accumulated depreciation and impairment | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	(66,790)	(41,397)
Amount end of the year	(73,958)	(66,790)
Furniture and fixtures | Accumulated depreciation and impairment | Right-of use assets
Property, plant and equipment
Amount beginning of the year	(700)	(760)
Amount end of the year	(1,001)	(700)
Assets under construction | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	252,254	225,645
Capital expenditure/Additions	37,129	71,242
Disposals	(74)	623
Divestment of affiliated companies	237,583
Impairment		2,308
Reclassification	(23,094)	(44,152)
Translation differences and other	(3,151)	2,451
Amount end of the year	25,630	252,254
Assets under construction | Gross/Acquisition and manufacturing costs | Property, plant and equipment
Property, plant and equipment
Amount beginning of the year	252,254	225,645
Amount end of the year	€ 25,630	€ 252,254